Annual Total Returns [BarChart] - LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2014	6.49%
2015	(5.16%)
2016	8.20%
2017	21.09%
2018	(4.66%)
2019	21.19%
2020	15.78%